Trade accounts receivable - net - Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concesionaria Vuela Compania de Aviacion, S.A.P.I. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	20.90%	24.50%	23.80%
% receivable of SAE	2.30%	2.10%	2.00%
Aeroenlaces Nacionales, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	19.00%	16.20%	15.60%
% receivable of SAE	1.70%	1.10%	1.30%
Aerovias de Mexico, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	7.50%	9.80%	8.50%
% receivable of SAE	0.60%	0.60%	0.50%
American Airlines [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	3.50%	4.50%	4.80%
% receivable of SAE	1.90%	1.70%	0.60%